Short-term Borrowings and Other Financial Liabilities and Short-term Borrowings from Related Parties (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)
Short Term Borrowings Other Financial Liabilities And Short Term Borrowings From Related Parties (Details) [Abstract]
Borrowings under lines of credit		$ 109,230,000		$ 93,829,000
Commercial Paper Program		0		501,662,000
Other financial liabilities		22,000		7,003,000
Short-term borrowings and other financial liabilities		109,252,000		602,494,000
Short Term Borrowings Due To Related Parties Current		19,052,000		3,162,000
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties		$ 128,304,000		$ 605,656,000
Lines of credit weighted average interest rate		6.38%	6.49%	6.49%
Other commercial bank agreements, amounts available		$ 222,888,000		$ 242,407,000
Related Party Transaction [Line Items]
Related Party Transaction Amounts Of Transaction	$ 400,000,000	400,000,000
commercial paper				1,054,100,000
Commercial paper Euro | €			€ 1,000,000,000
Cash management system		48,277,000		343,094,000
Commercial Paper Outstanding Euro				476,000,000
Commercial Paper Outstanding Dollar				$ 501,752,000
Commercial Paper Average Rate			0.00%	0.00%
Fresenius SE [Member]
Related Party Transaction [Line Items]
Related Party Transaction Amounts Of Transaction	$ 38,206,000	$ 15,786,000
Related Party Transaction Rate	0.771%	0.97%
General Partner [Member]
Related Party Transaction [Line Items]
Related Party Transaction Amounts Of Transaction	$ 1,581,000